REDEEMABLE NONCONTROLLING INTEREST (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
REDEEMABLE NONCONTROLLING INTEREST
Schedule of holders of SBPS

Due to share exchange transaction with L&A in 2016, a 37% share of SBPS was owned by L&A. As of June 30, 2020, the holders of SBPS were as follows:

	December 31,	June 30,
Holder	2019	2020
	Number of	Number of
	Shares	Shares
L&A International Holdings Limited	10,180,553	10,180,553
Shanghai Oriental Pearl Culture Development Co., Ltd.	17,258,399	17,258,399

Due to share exchange transaction with L&A in 2016, a 37% share of SBPS was owned by L&A. As of December 31, 2019, the holders of SBPS were as follows:

	December 31,	December 31,
Holder	2018	2019
	Number of	Number of
	Shares	Shares
L&A International Holdings Limited	10,180,553	10,180,553
Shanghai Oriental Pearl Culture Development Co., Ltd.	17,258,399	17,258,399

Schedule of reconciliation of redeemable noncontrolling interest

A reconciliation of redeemable noncontrolling interest is as follows:

	For the six months	For the six months	For the six months
	ended June 30,	ended June 30,	ended June 30,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Redeemable noncontrolling interest opening balance	341,074,539	349,046,548	50,137,400
Net loss attributable to redeemable noncontrolling interest	(2,525,192)	(738,246)	(104,492)
Change in redeemable noncontrolling interest	10,497,201	738,246	104,492
Redeemable noncontrolling interest ending balance	349,046,548	349,046,548	49,404,332

A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Redeemable noncontrolling interest opening balance	306,014,668	341,074,539	48,992,293
Net loss attributable to redeemable noncontrolling interest	(5,858,902)	(4,855,589)	(697,462)
Change in redeemable noncontrolling interest	40,918,773	12,827,598	1,842,569
Redeemable noncontrolling interest ending balance	341,074,539	349,046,548	50,137,400